Segment Reporting - Property EBITDA (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net income/(loss) attributable to company		$ (541)	$ (643)	$ (2,077)	$ (308)	$ (76)	$ (791)	$ 15	$ 6,772	$ (3,569)	$ 5,920	$ (2,783)
Net income/(loss) attributable to noncontrolling interests										822	132	(83)
Discontinued operations, net of income taxes										(3,380)	(155)	143
Income Tax Expense (Benefit)										27	(119)	(596)
Deconsolidation and restructuring of CEOC and other										5,758	(6,115)	95
Interest expense										599	683	2,669
Depreciation and amortization										439	374	658
Impairment of goodwill										0	0	695
Impairment of tangible and other intangible assets										0	1	299
Corporate expense										166	174	232
Other operating costs										89	152	203
CIE stock-based compensation										189	31	49
Property EBITDA										1,140	1,078	1,581
Operating Segments [Member] | Caesars Entertainment Operating Company [Member]
Segment Reporting Information [Line Items]
Net income/(loss) attributable to company											(85)	(2,524)
Net income/(loss) attributable to noncontrolling interests											0	8
Discontinued operations, net of income taxes											7	173
Income Tax Expense (Benefit)											0	(264)	[1]
Deconsolidation and restructuring of CEOC and other											0	100	[1]
Interest expense											87	2,184	[1]
Depreciation and amortization											13	341
Impairment of goodwill	[1]											251
Impairment of tangible and other intangible assets											0	308	[1]
Corporate expense											5	139
Other operating costs											4	106
CIE stock-based compensation											0	0
Property EBITDA											31	822
Operating Segments [Member] | Caesars Entertainment Resort Properties [Member]
Segment Reporting Information [Line Items]
Net income/(loss) attributable to company										(3)	7	(393)
Net income/(loss) attributable to noncontrolling interests										0	0	0
Discontinued operations, net of income taxes										0	0	0
Income Tax Expense (Benefit)										(4)	5	(28)
Deconsolidation and restructuring of CEOC and other										0	0	0
Interest expense										396	399	389
Depreciation and amortization										258	210	200
Impairment of goodwill												289
Impairment of tangible and other intangible assets											0	(12)
Corporate expense										43	47	60
Other operating costs										7	4	15
CIE stock-based compensation										0	0	0
Property EBITDA										697	672	520
Operating Segments [Member] | Caesars Growth Partners
Segment Reporting Information [Line Items]
Net income/(loss) attributable to company										3,953	220	39
Net income/(loss) attributable to noncontrolling interests										(28)	6	(33)
Discontinued operations, net of income taxes										(4,100)	(162)	(33)
Income Tax Expense (Benefit)										(1)	(2)	(231)
Deconsolidation and restructuring of CEOC and other										(2)	(4)	(132)
Interest expense										198	195	169
Depreciation and amortization										180	151	115
Impairment of goodwill												155
Impairment of tangible and other intangible assets											1	3
Corporate expense										29	39	23
Other operating costs										21	(105)	111
CIE stock-based compensation										189	31	49
Property EBITDA										439	370	235
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Net income/(loss) attributable to company										(7,519)	5,777	95
Net income/(loss) attributable to noncontrolling interests										850	126	(58)
Discontinued operations, net of income taxes										(720)	0	(3)
Income Tax Expense (Benefit)										32	(122)	(73)
Deconsolidation and restructuring of CEOC and other										5,760	(6,113)	30
Interest expense										5	4	17
Depreciation and amortization										1	0	3
Impairment of goodwill												0
Impairment of tangible and other intangible assets											0	0
Corporate expense										96	95	13
Other operating costs										61	249	(24)
CIE stock-based compensation										0	0	0
Property EBITDA										6	16	6
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net income/(loss) attributable to company										0	1	0
Net income/(loss) attributable to noncontrolling interests										0	0	0
Discontinued operations, net of income taxes										0	0	0
Income Tax Expense (Benefit)										0	0	0
Deconsolidation and restructuring of CEOC and other										0	2	97
Interest expense										0	(2)	(90)
Depreciation and amortization										0	0	(1)
Impairment of goodwill												0
Impairment of tangible and other intangible assets											0	0
Corporate expense										(2)	(12)	(3)
Other operating costs										0	0	(5)
CIE stock-based compensation										0	0	0
Property EBITDA										$ (2)	$ (11)	$ (2)

[1]	Includes foreign net revenues of $337 million